Trade Names and Other Intangible Assets - Net - Trade Names - Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Definite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Net Carrying Value, definite lives	$ 38,728
Weighted Average Amortization Period, definite lives	19 years 3 months 18 days
Trade Names [Member]
Definite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Net Carrying Value, indefinite lives	157,000	157,000
Gross Carrying Amount, definite lives	11,000	11,000
Accumulated Amortization, definite lives	3,392	2,291
Net Carrying Value, definite lives	7,608	8,709
Gross Carrying Amount, total	168,000	168,000
Accumulated Amortization, total	3,392	2,291
Net Carrying Value, total	$ 164,608	$ 165,709
Weighted Average Amortization Period, definite lives	10 years	10 years